Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.25	12.31.24	12.31.25	12.31.24
Banco de Galicia y Buenos Aires S.A.	754,748,461	668,549,353	99.998%	100.00%
Banco GGAL S.A. (1)	—	1,244,048,856	—%	99.99%
Galicia Asset Management S.A.U.	158,500,537	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	1,933,542,601	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	846,328,042	1,830,887	100.00%	100.00%
Galicia Ventures Corp.	10,000	—	100.00%	—%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I. (1)	—	1,791,487	—%	100.00%
GGAL Holdings S.A. (1)	—	748,712,987,065	—%	100.00%
GGAL Participaciones S.A.U. (1)	—	11,513,929	—%	100.00%
GGAL Seguros S.A.	37,855,000	37,855,000	100.00%	100.00%
GGAL Seguros de Retiro S.A.	49,803,430	49,803,430	100.00%	100.00%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	1	100.00%	100.00%
INVIU México S.A.P.I. de C.V.	1,500	1,500	100.00%	100.00%
INVIU Perú S.A.B. S.A.C.	2,439,992,000	2,439,992,000	100.00%	100.00%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.	300,000,000	300,000,000	100.00%	100.00%
Vestly Advisory LLC	100	—	100.00%	—%
Vestly Asset Management LLC	100	100	100.00%	100.00%
Vestly Capital LLC	100	—	100.00%	—%
Vestly Group Corp.	10,000	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	1,500	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	26,816,107,017	1,712,567,500	100.00%	100.00%
NHI(UK) Limited	19,000,000	19,000,000	100.00%	100.00%
N-xers S.A. de C.V.	405,816,000	405,816,000	100.00%	100.00%
Sudamericana Holding S.A.	358,395,538	32,717,429	100.00%	100.00%
Seguros Galicia S.A.	66,055,068,160	4,512,697,946	99.44%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(1) See Corporate reorganization in this Note.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.25
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (1)
Banco de Galicia y Buenos Aires S.A.(2)	36,595,915,549	30,577,566,473	6,018,349,076	(95,790,639)
Galicia Asset Management S.A.U. (2)	125,322,634	37,764,945	87,557,689	126,697,506
Galicia Broker Asesores de Seguros S.A. (3)	6,887,205	2,687,921	4,199,284	5,715,161
Galicia Capital US LLC	5,621,487	2,640,303	2,981,184	53,439
Galicia Holding US Inc.	7,201,874	—	7,201,874	414,522
Galicia Investments LLC	73,654	—	73,654	148
Galicia Retiro Compañía de Seguros S.A.U. (3)	8,308,805	5,841,278	2,467,527	791,225
Galicia Securities S.A.U.	362,071,946	277,976,154	84,095,792	34,813,987
Galicia Seguros S.A.U. (3)	110,153,718	56,099,439	54,054,279	20,743,743
Galicia Ventures Corp. (4)	14,594	—	14,594	—
Galicia Ventures LP	7,365,435	—	7,365,435	14,834
Galicia Warrants S.A.	15,827,703	5,205,710	10,621,993	700,183
GGAL Seguros de Personas S.A. (3)	336,166,663	268,797,840	67,368,823	(1,693,759)
GGAL Seguros de Retiro S.A. (3)	483,405,197	430,930,768	52,474,429	6,996,820
IGAM LLC	23,701,651	4,136	23,697,515	(3,391,252)
INVIU S.A.U.	170,262,880	157,700,445	12,562,435	(5,048,364)
INVIU Capital Markets Limited	5,375,450	3,345,514	2,029,936	(1,081,781)
INVIU Management Investment Ltd.	1,348,906	1,103,490	245,416	(714,373)
INVIU México S.A.P.I. de C.V.	111	—	111	32
INVIU Perú S.A.B. S.A.C.	1,631,387	260,917	1,370,470	(951,980)
INVIU Technology Limited	868,177	617,912	250,265	149,247
INVIU Uruguay Agente de Valores S.A.U.	11,809,734	6,974,633	4,835,101	2,826,208
Naranja Digital Compañía Financiera S.A.U.	2,950,260,726	2,703,596,949	246,663,777	99,421,998
NHI(UK) Limited	27,527,479	107,616	27,419,863	(1,603,099)
N-xers S.A. de C.V.	29,701,562	837,811	28,863,751	1,688,176
Seguros Galicia S.A. (3)	342,865,025	311,147,808	31,717,217	9,824,582
Sudamericana Holding S.A. (2)(3)	218,907,328	328,080	218,579,248	43,494,580
Tarjeta Naranja S.A.U.	4,555,797,354	3,800,129,509	755,667,845	(42,398,661)
Tarjetas Regionales S.A.	1,032,412,613	15,113,522	1,017,299,091	59,729,135
Vestly Asset Management LLC	1,315,187	1,155,068	160,119	160,016
Vestly Capital LLC (5)	729,681	—	729,681	1,223
Vestly Group Corp. (5)	729,681	—	729,681	16,449
Vestly México S.A. de C.V.	107	—	107	31
Well Assistance S.A.U. (3)	952,118	302,260	649,858	1,283,018
____________________
(1) Income attributable to the shareholders of the parent.
(2) See Corporate reorganization in this Note.
(3) Results for the 12-month period ended December 31, 2025.
(4) Results for the 1-month period ended December 31, 2025.
(5) Results for the 2-month period ended December 31, 2025.

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (1)
Banco de Galicia y Buenos Aires S.A.(2)	28,481,203,198	22,696,983,427	5,784,219,771	1,783,832,873
Banco GGAL S.A.(2)	7,429,115,223	5,480,336,732	1,948,778,491	(215,400,361)
Galicia Asset Management S.A.U. (2)	112,412,994	41,950,708	70,462,286	89,781,445
Galicia Broker Asesores de Seguros S.A. (3)	3,753,056	1,259,917	2,493,139	3,283,102
Galicia Capital US LLC	4,900,853	1,973,108	2,927,745	(1,652,530)
Galicia Holding US Inc.	6,787,353	—	6,787,353	(2,509,086)
Galicia Investments LLC	32,068	—	32,068	(15,600)
Galicia Retiro Compañía de Seguros S.A.U. (3)	8,055,000	7,485,516	569,484	(1,681,651)
Galicia Securities S.A.U.	215,947,948	166,666,142	49,281,806	31,914,465
Galicia Seguros S.A.U. (3)	64,960,593	32,797,850	32,162,743	4,008,182
Galicia Ventures LP	3,206,817	—	3,206,817	(1,365,943)
Galicia Warrants S.A.	16,303,577	5,124,920	11,178,657	1,362,198
GGAL Asset Management S.A. S.G.F.C.I. (2)	29,789,029	6,311,998	23,477,031	835,691
GGAL Holdings S.A. (2)	2,146,958,968	5,198,406	2,141,760,562	(225,033,689)
GGAL Participaciones S.A.U. (2)	9,635,523	2,360,871	7,274,652	(3,509,470)
GGAL Seguros de Personas S.A. (3)	313,541	244,479	69,062	9,091
GGAL Seguros de Retiro S.A. (3)	464,620	419,142	45,478	3,639
IGAM LLC	27,092,625	3,849	27,088,776	(15,338,391)
INVIU S.A.U.	165,935,404	153,787,880	12,147,524	(10,053,263)
INVIU Capital Markets Limited	2,964,575	340,055	2,624,520	147,837
INVIU Management Investment Ltd.	160,529	30,559	129,970	(5,094)
INVIU México S.A.P.I. de C.V.	104	—	104	89
INVIU Perú S.A.B. S.A.C.	897,252	234,400	662,852	(174,657)
INVIU Technology Limited	336,377	203,489	132,888	125,982
INVIU Uruguay Agente de Valores S.A.U.	4,047,437	2,038,544	2,008,893	3,886
Naranja Digital Compañía Financiera S.A.U.	2,124,168,495	2,013,490,846	110,677,649	66,902,317
NHI(UK) Limited	27,175,576	—	27,175,576	78,403
N-xers S.A. de C.V.	27,176,226	—	27,176,226	53,459
Seguros Galicia S.A. (3)	335,598,896	320,109,190	15,489,706	(29,378,034)
Sudamericana Holding S.A. (2)(3)	54,814,230	1,447,872	53,366,358	(21,852,996)
Tarjeta Naranja S.A.U.	4,547,310,253	3,670,485,904	876,824,349	244,042,332
Tarjetas Regionales S.A.	1,061,335,980	25,008,180	1,036,327,800	307,039,880
Vestly Asset Management LLC	135	—	135	21
Vestly México S.A. de C.V.	99	—	99	86
Well Assistance S.A.U. (3)	95,397	28,712	66,685	60,016
____________________
(1)    Income attributable to the shareholders of the parent.
(2)    See Corporate reorganization in this Note.
(3) Results for the 12-month period ended December 31, 2024.
Participation in other controlled companies
During fiscal year 2025, the Board of Directors resolved to incorporate two companies in the Unites States of America, namely Galicia Ventures Corp. and Vestly Group Corp., incorporated in the State of Delaware.
On April 9, 2024, Grupo Galicia entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”), under which it simultaneously acquired the shareholdings that HLA directly held in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A.) (see Note 15.3- Business combinations).
On November 19, 2024, the Board of Directors of the Company together with its subsidiary Tarjetas Regionales S.A. resolved the creation of a company based in the United Mexican States called N-XERS S.A. de C.V.. This new company is controlled by NHI(UK) Limited, a subsidiary of Tarjetas Regionales S.A.
15.2        Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.25	12.31.24
Play Digital S.A.	19.79%	CABA	3,318,167	5,377,403
The movements of such investment are as follows:

Company	12.31.24	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.25
Play Digital S.A.	5,377,403	—	1,254,054	(3,313,290)	3,318,167

Company	12.31.23	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	7,592,355	748,243	4,001,834	(6,965,029)	5,377,403
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	53,625,005	42,911,244	10,713,761	3,685,141
(*) Balances according to financial statements as of September 30, 2025, restated in closing currency; the use of financial statements as of December 31, 2025 would not have resulted in material differences.
For more details see Schedule E.
Participations in joint ventures are described in Note 15.4
15.3         Business combinations
GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
On April 9, 2024, Banco Galicia together with Grupo Financiero Galicia S.A. entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”) pursuant to which they simultaneously acquire the equity interests that HLA currently holds directly in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A., the “Direct Participation”.
On September 12, 2024, the Central Bank of Argentina issued Resolution No. 309, approving the acquisition by Banco Galicia and Grupo Financiero Galicia S.A. of HSBC Latin America B.V.'s (“HLA”) shareholding in HSBC Argentina
Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. through a share purchase agreement.
Banco Galicia was the purchaser of 57.89% of the Direct Equity Interests, and Grupo Financiero Galicia S.A. was the purchaser of the remaining 42.11%.
Banco Galicia and Grupo Financiero Galicia S.A. simultaneously acquired, directly and indirectly, 99.99383%of the capital stock and voting rights of HSBC Bank Argentina S.A., and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%
Additionally, Grupo Financiero Galicia S.A. acquired a subordinated debt issued by Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.) in favor of HSBC Latin America Holdings (UK) Limited, for a N.V. of US$100,000.
The acquired business has 101 branches, whose geographic distribution is very similar to that of Grupo Galicia. In terms of revenue synergies, this transaction incorporates 593,330 individual and 10,141 corporate customers. In addition, a significant portion of these customers belong to the most attractive high-income segments with higher value generation and high transactionality.
As a result, Grupo Galicia became the largest private financial group in Argentina, confirming its commitment to the sustainable development and growth of the country. This transaction allows the group to generate economies of scale and strengthen its value proposition based on our three strategic pillars -experience, growth and profitability-. In this way, we will continue to differentiate ourselves from our competitors, improve the daily lives of our customers and complement our product offering, generating capabilities for the development of our businesses and stakeholders.
Furthermore, the acquisition of life and pension insurance businesses represents a strategic move in the insurance sector, adding two high-potential product segments to the group’s portfolio. This opportunity represents an excellent proposition to continue adding assets and businesses, strengthening the group’s economic and financial position, solvency and liquidity, and the sustainability of the organization.
The transaction amount at the closing currency exchange rate amounted to Ps.1,530,241,501.
The fair value share of the acquired net assets at closing currency amounts to Ps.2,358,986,431, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	2,358,744,850
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	61,088
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	180,493
Total	2,358,986,431
The acquisition of the business at a value lower than its market value was due to a combination of strategic and negotiation factors. The seller’s intention to concentrate its operations in fewer countries led them to sell their companies in Argentina and accept the price paid. This purchase represents an investment that allows us to obtain valuable assets and key capabilities at a reduced cost, thus strengthening our competitive position. Since the price paid is lower than the fair value of the assets acquired, Grupo Galicia recorded a provisional gain of Ps.953,103,414 in “Share of profit from Associates and Joint Ventures”.
IFRS 3 Business Combinations allows one year from the date of purchase to make adjustments to the provisional amounts of acquired assets and liabilities, if new information is identified during that period about events or circumstances that existed at the acquisition date, when such information results in an adjustment to the provisional amounts of the identifiable assets or liabilities in the business combination. During the measurement period, adjustments related to events and circumstances existing at the acquisition date have been identified and recognized as adjustments to the amounts initially recorded.
Adjustments made to the provisional purchase price allocation were as follows:
▪Prepaid expenses
During the review following initial recognition, disbursements were detected, which corresponded to prepaid expenses related to the system disconnection process with the selling group, which should not have been classified as assets at the time of acquisition, therefore, the adjustment to the fair value of assets as of the acquisition date was a decrease of Ps.(14,806,328). Comparative information was restated to reflect this amount.
▪Expenses for branch closures
In addition, formal plans have been identified to close certain branches that were formalized at the time of acquisition and of which there was no prior knowledge. Liabilities related to present obligations should have been be recognized at the time of the business combination. Consequently, the adjustment related to related to the recognition of the fair value of the provision related to the closures as of the acquisition date was Ps.(4,623,034). Comparative information was restated to reflect this amount.
▪Recoverability of GGAL Holdings' tax loss
During the post-acquisition assessment process, it was concluded that the tax loss carryforward initially recorded by GGAL Holdings was not recoverable, mainly due to the lack of capacity to generate future taxable income for that holding company on an individual basis. The adjustment to the fair value of assets as of the acquisition date was a decrease of Ps.(2,444,459). Comparative information was restated to reflect this amount.
▪Minority interest
The non-controlling interest attributable to the adjustments detailed above amounts to Ps.394.
▪Impact on the result of the transaction
As a result of the adjustments made, taking into a account their tax impacts, the result for the acquisition originally recognized was reduced by Ps.(21,873,427), bringing the final gain to Ps.931,229,987. The adjustments identified correspond to situations existing at the acquisition date and, therefore, have been treated as measurement period adjustments at the initial moment of the business combination. Consequently, the fair value of the net assets acquired amounted to Ps.2,337,113,004. The comparative figures for assets and results were adjusted to reflect their updated amounts.

Item	Provisional fair value of assets and liabilities	Measurement period adjustments	Final fair value of assets and liabilities
Assets
Cash and Due from Banks	1,724,452,957	—	1,724,452,957
Debt Securities at Fair Value through Profit or Loss	113,054,349	—	113,054,349
Derivative Financial Instruments	9,413,866	—	9,413,866
Repurchase Transactions	1,968,408	—	1,968,408
Other Financial Assets	380,424,366	—	380,424,366
Loans and Other Financing	2,719,514,036	—	2,719,514,036
Other Debt Securities	1,814,720,924	—	1,814,720,924
Financial Assets Pledged as Collateral	213,543,110	—	213,543,110
Investments in Equity Instruments	13,297,483	—	13,297,483
Investment in Associates and Joint Ventures	142,635,641	—	142,635,641
Property, Plant and Equipment	281,950,649	—	281,950,649
Intangible Assets Core Deposits	48,709,200	—	48,709,200
Intangible Assets	24,547,008	—	24,547,008
Deferred Income Tax Assets	88,166,389	8,017,506	96,183,895
Other Non-financial Assets	136,664,072	(22,778,967)	113,885,105
Non-current Assets Held for Sale	19,081,107	—	19,081,107
Total Assets	7,732,143,565	(14,761,461)	7,717,382,104
Liabilities
Deposits	4,571,892,867	—	4,571,892,867
Derivative Financial Instruments	6,824,933	—	6,824,933
Repurchase Transactions	16,048,520	—	16,048,520
Other Financial Liabilities	311,095,102	—	311,095,102
Financing from the Argentine Central Bank and Other Financial Institutions	8,307,708	—	8,307,708
Subordinated Debt Securities	124,358,484	—	124,358,484
Provisions	38,305,039	7,112,360	45,417,399
Deferred Income Tax Liabilities	59,090,271	—	59,090,271
Other Non-Financial Liabilities	237,100,681	—	237,100,681
Total Liabilities	5,373,023,605	7,112,360	5,380,135,965
Net Assets	2,359,119,960	(21,873,821)	2,337,246,139
Non-controlling Interest (*)	(133,529)	394	(133,135)
Net assets acquired	2,358,986,431	(21,873,427)	2,337,113,004
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.
On December 6, 2024, Grupo Galicia cancelled its obligations with HLA for a total of Ps. 1,489,951,660. This settlement was made through a bank transfer of Ps.466,265,446, the issuance of shares for Ps. 896,109,444 (see Note 31), the issuance of a non-publicly offered negotiable obligation for Ps.108,443,593 (US$81,158, at the exchange rate in effect on the settlement date, in closing currency) (see Note 27), and a liability of Ps. 19,133,177 (US$14,319, at the exchange rate in effect on the settlement date, in closing currency). The amounts corresponding to the non-publicly offered negotiable obligation and the liability, which relate to the price adjustment agreed upon in the transaction, were cancelled in February 2025 through the capital increase (see Note 31).
Corporate Restructuring - GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
As part of the corporate restructuring of GGAL Holdings S.A., the following transactions took place:
On December 26, 2024, Grupo Financiero Galicia S.A. acquired 3,997,362 shares of GGAL Holdings S.A. from GGAL Participaciones S.A. On the same date, it acquired shares of GGAL Participaciones S.A. from Banco GGAL S.A. Additionally, Galicia Asset Management S.A.U. acquired Banco GGAL S.A.'s 43.5608% stake in GGAL Asset Management S.A. S.G.F.C.I.
On December 30, 2024, Banco Galicia and Grupo Financiero Galicia S.A. contributed all of their shares in GGAL Participaciones S.A. to GGAL Holdings S.A. in kind, with GGAL Participaciones S.A. becoming GGAL Participaciones S.A.U. This modification was registered with the Public Registry of Commerce on February 3, 2025.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of the companies involved resolved to initiate the necessary steps to carry out a corporate reorganization. The objective is to improve the organization and use of resources, as well as to achieve a more effective and efficient technical and administrative management.
The Corporate Reorganization consisted of a spin-off-merger and mergers by absorption, in accordance with the provisions of: (a) Article 88, first paragraph, subsection I, and Article 82 of the General Companies Law No. 19,550, and its amendments ("LGS"), (b) Articles 146, 151, and 152 of General Resolution 15/2024 of the IGJ, and (c) framing it as three simultaneous and interconnected business reorganizations free of taxes between entities of the same economic group under Article 80 of the Income Tax Law, consolidated text by Decree 824/2019 and its amendments (the "LIG").
As a result of the foregoing, GGAL Holdings S.A. was spun off, dissolved without liquidation, and absorbed through a merger process by Banco Galicia, Galicia Asset Management S.A.U. and Sudamericana Holding S.A.
Accordingly, GGAL Holdings S.A. transferred:
▪99.985% of its equity interests in Banco GGAL S.A. to Banco Galicia.
▪56.439% of its equity interests in GGAL Asset Management S.A. to Galicia Asset Management S.A.U.
▪98% of its equity interests in GGAL Seguros S.A. and GGAL Seguros de Retiro S.A., and 100% of its equity interests in GGAL Participaciones S.A.U. to Sudamericana Holding S.A.
Furthermore, the mergers by absorption contemplated in the Corporate Reorganization were carried out as follows:
▪Unification of the banking business: Banco Galicia absorbed Banco GGAL S.A., which was dissolved without liquidation, resulting in a single banking entity.
▪Unification of the mutual fund management business: Galicia Asset Management S.A.U. absorbed GGAL Asset Management S.A., which was dissolved without liquidation, thereby consolidating the business into a single entity.
▪Absorption of GGAL Participaciones S.A.U.: Sudamericana Holding S.A. absorbed GGAL Participaciones S.A.U., which was dissolved without liquidation.
On April 23, 2025, the Shareholders’ Meetings of Banco Galicia, Galicia Asset Management S.A.U. and Sudamericana Holding S.A. approved the comprehensive corporate reorganization, within the framework of an economic group in accordance with Section 80 of the Income Tax Law (consolidated text 2019).
Additionally, as a result of the aforementioned reorganization, Articles 1 and 4 of the Bylaws were amended, establishing the change of the corporate name from Banco de Galicia y Buenos Aires S.A.U. to Banco de Galicia y Buenos Aires S.A., and the increase in share capital to 101 ordinary shares class A with a par value of Ps. 1 each and 5 votes per share, and 754,761,922 ordinary shares class B with a par value of Ps.1 each and 1 vote per share. All shares are book-entry shares.
Likewise, the Shareholders’ Meeting of Galicia Asset Management S.A.U. approved an increase in share capital in the amount of Ps.54,687, from Ps.103,814 to Ps.158,501 , and the issuance of 54,687,482 ordinary shares, with a par value of Ps.1 each and entitlement to one vote per share (Class “B” shares), with an issuance premium totaling Ps.28,161,993.
Finally, the Shareholders’ Meeting of Sudamericana Holding S.A. approved a share capital increase of Ps.246,344, from Ps.112,052 to Ps.358,396, and the issuance of 246,343,511 ordinary shares, with a par value of Ps.1 each and entitlement to one vote per share (Class “B” shares), with an issuance premium totaling Ps.105,745,127.
On May 22, 2025, the Central Bank of the Argentine Republic (BCRA) issued Resolution “RESOL-2025-122-E-GDEBCRA-SDD#BCRA”, pursuant to which it authorized Banco de Galicia y Buenos Aires S.A., under the terms of Section 7 of the Financial Institutions Law, to merge by absorption, as the surviving entity, with Banco GGAL S.A., in accordance with the provisions set forth in the “Prior Spin-off and Merger Commitment and Merger by Absorption”, which was required to be completed within 180 (one hundred eighty) days from that date.
On June 19, 2025, the relevant procedures before the competent authorities were completed. As a result, the BCRA issued Communication “C” No. 100461, which provided for the completion of the merger by absorption of Banco GGAL S.A., whereby its branches were integrated into those of Banco de Galicia y Buenos Aires S.A.
Accordingly, as of June 23, 2025, the Bank and Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.) began operating as a unified financial institution, integrating the operations previously carried out by Banco GGAL S.A., a company that was dissolved —without liquidation— within the framework of the Corporate Reorganization process. Likewise, the transfer in favor of the Bank of the public offering authorization previously granted to Banco GGAL S.A. by the Argentine Securities Commission (Comisión Nacional de Valores) became effective.
On August 22, 2025, the corporate reorganizations of Galicia Asset Management S.A.U. and Sudamericana Holding S.A. were registered with the Public Registry of Commerce.
15.4         Participations in joint ventures
On February 25, 2025, Grupo Financiero Galicia and Banco Santander S.A. entered into an agreement for the implementation of a joint venture with the aim of boosting the growth and expansion of Nera's business, which includes the companies Agri Tech Investments Argentina S.A.U. (“Nera Argentina”), Nera Paraguay S.A., and Nera Uruguay S.A. By means of this agreement it was decided to establish the holding company in Spain, which will be the controlling company of the joint venture companies, and of which Grupo Financiero Galicia and Banco Santander S.A. will share equally the political and economic control.
Since the execution of the agreement, Banco Santander S.A. held rights as if it were a joint controller over Agri Tech Investments LLC and the companies comprising the joint venture.
On December 23, 2025, the final closing of the transaction took place, through which a shareholders’ agreement was executed between Grupo Financiero Galicia S.A. and Banco Santander S.A., pursuant to which both entities hold a 50% equity interest in the holding company. As part of this process, the company was relocated to Spain, thereby also changing its corporate name to Nera Agro Holdings S.L.
On the same date, an extraordinary and universal general shareholders’ meeting was held, approving the doubling of the company’s share capital, with Banco Santander S.A. becoming the subscriber of the newly issued shares and, on equal terms with Grupo Financiero Galicia S.A., sharing control and participation in the results of the company.

Company	Equity Investment %	Place of Business	12.31.25	12.31.24
Nera Agro Holding S.L.	50.00%	Spain	9,496,633	—
The movements of such investment are as follows:

Company	12.31.24	Addition (*)	Profit Sharing in income (loss) for the Year (**)	12.31.25
Nera Agro Holding S.L.	—	1,819,130	7,677,503	9,496,633
(*) As a result of the aforementioned agreement, control over Nera Agro Holding S.L. (formerly Agri Tech Investments LLC) was lost. It was not treated as a discontinued operation because it was not material.
(**) The result includes the share in other comprehensive income. It also comprises the equity result corresponding to a 100% interest from January through November and a 50% interest in December, in accordance with the new ownership structure, and incorporate the effect of the admission of the new shareholder during the year, which did not give rise to cash flows or consideration for the Group.
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Nera Agro Holding S.L.	4,026,158	231,899	3,794,259	1,975,129
(*) Balances according to financial statements as of September 30, 2025, restated in closing currency; the use of financial statements as of December 31, 2025 would not have resulted in material differences.
For further details, see Schedule E.